Allowance for Credit Losses and Recorded Investment in Commercial Mortgage Loans (Parenthetical) (Detail) (Held-For-Sale Commercial Mortgage Loans, USD $) In Millions, unless otherwise specified	3 Months Ended
Sep. 30, 2010
Held-For-Sale Commercial Mortgage Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Charge-offs	$ (13)